Credit facilities and long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Disclosure of components of inventories
The carrying amount and the fair value of the Company’s debt obligations, including leases, at December 31, 2025, is as follows:

	2025
	Carrying Amount	Fair Value
Current
Loans from third parties	$1,465	$1,465
Loans from related parties	3,922	3,922
Lease liabilities	11,168	10,874
	$16,555	$16,261
Non-current
Loans from related parties	$390,438	$393,314
Lease liabilities	55,420	44,496
	$445,858	$437,810
Total borrowings	$462,413	$454,071
The carrying amount and the fair value of the Company’s debt obligations, including leases, as of December 31, 2024, is as follows:

	2024
	Carrying Amount	Fair Value
Current
Loans from third parties	$25,143	$25,143
Loans from related parties	8,465	8,465
Lease liabilities	12,386	12,022
	$45,994	$45,630
Non-current
Loans from related parties	$358,222	$361,052
Lease liabilities	55,967	43,598
	$414,189	$404,650
Total borrowings	$460,183	$450,280

Disclosure of maturity profile and exposure of non-current borrowings
The maturity profile of the Company’s non-current borrowings, including lease liabilities, is presented below:

	2025	2024
Loans from related parties
Between 1 and 2 years	$214,651	$13,298
Between 2 and 3 years	—	189,683
Between 3 and 4 years	175,787	—
Between 4 and 5 years	—	155,241
Over 5 years	—	—
Total loans from related parties	$390,438	$358,222

Lease liabilities
Between 1 and 2 years	$8,122	$7,950
Between 2 and 3 years	6,726	6,936
Between 3 and 4 years	7,702	5,524
Between 4 and 5 years	5,166	6,338
Over 5 years	27,704	29,219
Total lease liabilities	$55,420	$55,967
Total non-current borrowings	$445,858	$414,189
The table below summarizes the maturity profile of financial liabilities at December 31, 2025 based on contractual undiscounted payments.

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$7,696	$7,696	$419,121	$—	$434,513
Loans from third parties	—	—	—	—	—
Lease liabilities	6,244	6,244	38,228	35,375	86,091
Derivative financial instruments	2,636	2,626	—	—	5,262
Other non-current liabilities	—	—	—	—	—
Trade and other payables	144,681	—	—	—	144,681
	$161,257	$16,566	$457,349	$35,375	$670,547
The table below summarizes the maturity profile of financial liabilities at December 31, 2024 based on contractual undiscounted payments.

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$11,446	$7,135	$397,591	$—	$416,172
Loans from third parties	25,143	—	—	—	25,143
Lease liabilities	6,974	6,974	37,286	37,440	88,674
Derivative financial instruments	2,210	3,436	26,261	—	31,907
Other non-current liabilities	—	—	—	—	—
Trade and other payables	148,558	—	—	—	148,558
	$194,331	$17,545	$461,138	$37,440	$710,454

Disclosure of weighted average fixed interest rates
The weighted average effective interest rates at December 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Variable rate loans from related parties	—%	4.89%	5.82%
Fixed rate loans from related parties	3.94%	3.94%	3.09%
Variable rate loans from third parties	—%	6.34%	N/A

Disclosure of undrawn borrowing facilities
The Company has the following amounts available to draw upon from borrowing facilities at December 31, 2025 and 2024, respectively:

	2025	2024
Floating rate:
Expiring within one year	$181,540	$132,864
Expiring beyond one year	152,750	121,759
Total	$334,290	$254,623

Disclosure of letters of credit and bonds issued	At December 31, 2025 and 2024, the banks had issued letters of credit on behalf of the Company totaling $11,085 and $11,637, respectively, as shown below:

	2025	2024
Facility amount	$60,000	$60,000
Less letters of credit issued in support of:
Insurance programs	(10,750)	(11,302)
Performance obligations	(100)	(100)
Other payment obligations	(235)	(235)
Available facility amount	$48,915	$48,363
At December 31, 2025 and 2024, the insurance company had issued performance bonds on behalf of the Company totaling $23,417 and $18,761, respectively, as shown below:

	2025	2024
Facility amount	$60,000	$60,000
Less performance bonds issued in support of:
Excavation and reclamation obligations	(4,954)	(4,954)
Surety bond	(3,029)	(3,629)
Other payment and performance obligations	(15,434)	(10,178)
Available facility amount	$36,583	$41,239

Disclosure of changes arising from financing activities
Changes arising from financing activities during the year ended December 31, 2025 are as follows:

	January 1, 2025	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2025
Borrowings	$391,830	$(65,590)	$47,152	$—	$22,254	$—	$179	$395,825
Lease liabilities	68,353	(14,118)	—	—	4,045	9,282	(974)	66,588
Changes in liabilities	460,183	(79,708)	47,152	—	26,299	9,282	(795)	462,413
Derivative financial instruments	8,723	5,079	—	(41,841)	(7)	—	—	(28,046)
Financial instrument collateral	(4,085)	32,402	—	—	—	—	—	28,317
Other financing activities	4,638	37,481	—	(41,841)	(7)	—	—	271
Total liabilities arising from financing activities	$464,821	$(42,227)	$47,152	$(41,841)	$26,292	$9,282	$(795)	$462,684
Changes arising from financing activities during the year ended December 31, 2024 are as follows:

	Monday, January 1, 2024	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2024
Borrowings	$343,932	$48,939	$(22,220)	$—	$21,258	$—	$(79)	$391,830
Lease liabilities	65,481	(13,284)	—	—	3,798	12,305	53	68,353
Changes in liabilities	409,413	35,655	(22,220)	—	25,056	12,305	(26)	460,183
Derivative financial instruments	3,126	(16,783)	—	22,441	(71)	—	10	8,723
Financial instrument collateral	(4,328)	243	—	—	—	—	—	(4,085)
Other financing activities	(1,202)	(16,540)	—	22,441	(71)	—	10	4,638
Total liabilities arising from financing activities	$408,211	$19,115	$(22,220)	$22,441	$24,985	$12,305	$(16)	$464,821
Changes arising from financing activities during the year ended December 31, 2023 are as follows:

	January 1, 2023	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2023
Borrowings	$394,506	$(83,046)	$12,055	$—	$20,498	$—	$(81)	$343,932
Lease liabilities	67,587	(15,198)	—	—	3,047	11,678	(1,633)	65,481
Changes in liabilities	462,093	(98,244)	12,055	—	23,545	11,678	(1,714)	409,413
Derivative financial instruments	13,575	3,272	—	(13,907)	186	—	—	3,126
Financial instrument collateral	(15,757)	11,399	30	—	—	—	—	(4,328)
Other financing activities	(2,182)	14,671	30	(13,907)	186	—	—	(1,202)
Total liabilities arising from financing activities	$459,911	$(83,573)	$12,085	$(13,907)	$23,731	$11,678	$(1,714)	$408,211